Nature of Business and Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) class	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) class	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Assets allocated to GP 3	$ 0		$ 0
Classes of interests
Number of classes of limited partner interests | class	7		7
Income taxes
Income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Debt
Debt carried by partners			0	0	$ 0	$ 0	$ 0
General Partner
Organization and offering costs
Unreimbursed organization and offering costs	320,000		268,000	$ 91,000
Swap Contracts | Deutsche Bank Total Return Swap
Swap contracts
Notional value	56,138,617		56,138,617
Cash margin balance	$ 13,982,500		$ 13,982,500
Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Swap contracts
Term of total return swap	5 years
Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Swap contracts
Term of total return swap	3 years